Note 6 - Acquisition-related Items (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Acquisition Related Expenses [Table Text Block]
	Year ended December 31,
	2024	2023
Transaction costs	$25,937	$14,148
Contingent consideration fair value adjustments (note 22)	(10,977)	(17,698)
Contingent consideration compensation expense / (recovery) (note 4)	(42,762)	50,646
	$(27,802)	$47,096